THE ARBITRAGE FUNDS

The Arbitrage Credit Opportunities Fund

The Arbitrage Event-Driven Fund

Supplement dated March 26, 2018 to the Statement of Additional Information

dated September 30, 2017, as supplemented to date

On or about March 31, 2018, Robert Ryon will no longer have a role as a portfolio manager for The Arbitrage Credit Opportunities Fund and will no longer have a role as a portfolio manager for The Arbitrage Event-Driven Fund. At that time, all references to Mr. Ryon in the Statement of Additional Information are hereby deleted from the section entitled, “PORTFOLIO MANAGERS.”

Also on or about March 31, 2018, John Orrico, CFA will be added as a portfolio manager to The Arbitrage Event-Driven Fund. Accordingly, effective on or about March 31, 2018, the following tables replace the second and third tables of the disclosure in the section entitled, “PORTFOLIO MANAGERS”:

The Arbitrage Event-Driven Fund

	(a)(2) Number of other accounts managed within each category and the total accounts managed within each category			(a)(3) For each category in (a)(2), number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
(a) (1) Portfolio Manager’s Name (as stated in the Prospectus)	(A) Registered Investment Companies	(B) Other Pooled Investment Vehicles	(C) Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Todd Munn(1)	3 Accounts $2.4 billion	1 Account $37 million	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts $0

Roger Foltynowicz, CFA, CAIA(1)	3 Accounts $2.4 billion	1 Account $37 million	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts $0

Edward Chen	2 Accounts $52.5 million	1 Account $3.3 million	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts $0

Gregory Loprete	3 Accounts $219 million	1 Account $2.7 million	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts $0

John Orrico, CFA(1)	3 Accounts $2.3 billion	3 Accounts $50 million	0 Accounts $0	0 Accounts $0	2 Accounts $13 million	0 Accounts $0

(1) Assets and number of accounts provided as of February 28, 2018

The Arbitrage Credit Opportunities Fund

	(a)(2) Number of other accounts managed within each category and the total accounts managed within each category			(a)(3) For each category in (a)(2), number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
(a) (1) Portfolio Manager’s Name (as stated in the Prospectus)	(A) Registered Investment Companies	(B) Other Pooled Investment Vehicles	(C) Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Gregory Loprete	3 Accounts $219 million	1 Account $2.7 million	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts $0

John Orrico, CFA(1)	3 Accounts $2.4 billion	3 Accounts $50 million	0 Accounts $0	0 Accounts $0	2 Accounts $13 million	0 Accounts $0

(1) Assets and number of accounts provided as of February 28, 2018

Please retain this supplement for future reference.